DEBT	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
DEBT
Note 4: Debt
Convertible Promissory Notes
In March 2022, the Company entered into a Convertible Promissory Note Agreement, or the Convertible Note Agreement, with its current investors to sell convertible promissory notes, or 2022 Notes. During the three and nine months ended September 30, 2022, the company received gross proceeds of $5,200,000 and $5,300,000, respectively, under the Convertible Note Agreement. The 2022 Notes carries a simple interest rate of 8% per annum and are subordinated in right of payment to all of the Company’s other indebtedness. Pursuant to their terms, the 2022 Notes would convert to Nuburu common stock at a discount of 15%. Interest expense for the three and nine months
ended
September 30, 2022 was $55,276 and $57,490, respectively. The 2022 Notes mature in December 2024 unless previously converted. The Convertible Note Agreement provides for the conversion of the 2022 Notes at the option of the investor majority, and at any time, into shares with rights, privileges, preferences and restrictions as shares of stock issued to investors investing new capital in a financing event at the then applicable conversion price.